Capital Risk Management	12 Months Ended
Dec. 31, 2023
Capital Risk Management
Capital Risk Management

25. Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholders value.

The Group monitors capital using a gearing ratio, defined under certain of the Group’s credit facilities as total debt and derivative financial instruments divided by total equity plus total debt and derivative financial instruments (Note 13). The gearing ratio is calculated as follows:

	As of December 31,
	2022	2023
Borrowings, current portion	294,977	107,917
Borrowings, non-current portion	3,004,767	2,944,987
Lease liabilities, current portion	48,548	70,979
Lease liabilities, non-current portion	287,828	312,446
Derivative financial instruments, current liability	2,834	11,202
Derivative financial instruments, non-current liability	5,498	—
Derivative financial instruments, current assets	(25,383)	(1,675)
Derivative financial instruments, non-current assets	(13,225)	(418)
Total debt	3,605,844	3,445,438
Total equity	1,721,778	1,386,399
Total debt and equity	5,327,622	4,831,837
Gearing ratio	67.7%	71.3%